ADVISORY AGREEMENTS (Details)	12 Months Ended
Dec. 31, 2013
Altis | Altis Partners (Jersey) Limited
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	20.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee paid	20.00%
Aspect | Aspect Capital Limited
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	20.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	25.00%
Percentage of performance fee paid	20.00%
Transtrend | Transtrend B.V.
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	25.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee paid	25.00%
Winton | Winton Capital Management Limited
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	20.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	25.00%
Percentage of performance fee paid	20.00%
John Locke | John Locke Investments SA
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	20.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	25.00%
Percentage of performance fee paid	20.00%
Blue Trend | BlueCrest Capital Management LLP
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	25.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee paid	25.00%
Tudor | Tudor Investment Corporation
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	20.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Management fees paid as a percentage of average month-end net asset value	2.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee paid	20.00%
Lynx | Lynx Asset Management AB
Advisory agreement
Management Fee Rate (as a percent)	2.00%
Performance Fee Rate (as a percent)	20.00%
Percentage of management fees as a percentage of annual fee	0.08333%
Percentage of management fees paid to sponsor per annum	1.00%
Management fees paid as a percentage of average month-end net asset value	1.00%
Percentage of management fees paid to sponsor	50.00%
Percentage of performance fee paid	20.00%